UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)

Anfield Enhanced Market ETF

(AEMS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anfield Enhanced Market ETF for the period of June 30, 2025 to October 31, 2025. You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2102. You can also request this information by contacting us at 1-866-866-4848.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Enhanced Market ETF	$38	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Fund Statistics

Net Assets	$125,471,204
Number of Portfolio Holdings	91
Advisory Fee	$243,256
Portfolio Turnover	224%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	22.1%
Corporate Bonds	38.0%
Preferred Stock	4.2%
U.S. Government & Agencies	35.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.0%
Consumer Staples	1.0%
Communications	1.4%
Real Estate	1.6%
Energy	2.0%
Materials	2.6%
Utilities	2.8%
Health Care	2.9%
Technology	4.3%
Industrials	5.1%
Consumer Discretionary	9.8%
Financials	21.8%
U.S. Treasury Obligations	30.7%

Top 10 Holdings

Holding Name	% of Net Assets
United States Treasury Bill	30.7%
Citigroup, Inc.	1.5%
Advanced Micro Devices, Inc.	1.4%
Roivant Sciences Ltd.	1.2%
American Express Company	1.1%
BNP Paribas S.A.	1.1%
Huntington Ingalls Industries, Inc.	1.0%
Palantir Technologies, Inc., Class A	1.0%
RBC Bearings, Inc.	1.0%
NVIDIA Corporation	1.0%

Material Fund Changes

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of Two Roads Shared Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Anfield Enhanced Market ETF

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2102), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-AEMS

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anfield Enhanced Market ETF

October 31, 2025

Semi-Annual Financial Statements

and

Additional Information

Advised by:
Anfield Capital Management, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 19.0%
	AEROSPACE & DEFENSE - 2.0%
4,109	Huntington Ingalls Industries, Inc.	$1,323,181
4,657	Woodward, Inc.	1,220,646
		2,543,827
	BEVERAGES - 1.0%
20,286	Celsius Holdings, Inc.(a)	1,221,826

	BIOTECH & PHARMA - 1.3%
77,026	Roivant Sciences Ltd.(a)	1,539,750

	CHEMICALS - 0.9%
1,395	NewMarket Corporation	1,071,221

	GAS & WATER UTILITIES - 0.8%
12,414	National Fuel Gas Company	979,589

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
2,992	RBC Bearings, Inc.(a)	1,282,162

	INDUSTRIAL SUPPORT SERVICES - 0.8%
23,636	Fastenal Company	972,621

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
6,848	Intercontinental Exchange, Inc.	1,001,794
12,975	Nasdaq, Inc.	1,109,232
		2,111,026
	LEISURE FACILITIES & SERVICES - 0.9%
12,311	Liberty Media Corporation Liberty Live - Class A(a)	1,080,167

	MEDICAL EQUIPMENT & DEVICES - 0.9%
11,827	Boston Scientific Corporation(a)	1,191,215

	METALS & MINING - 1.7%
16,480	Anglogold Ashanti plc	1,120,640

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares					Fair Value
	COMMON STOCKS — 19.0% (Continued)
	METALS & MINING - 1.7% (Continued)
13,487	Newmont Corporation				$1,092,042
					2,212,682
	SEMICONDUCTORS - 2.4%
7,104	Advanced Micro Devices, Inc.(a)				1,819,477
6,311	NVIDIA Corporation				1,277,914
					3,097,391
	SOFTWARE - 1.9%
6,467	Palantir Technologies, Inc., Class A(a)				1,296,440
60,814	QXO, Inc.(a)				1,074,583
					2,371,023
	SPECIALTY FINANCE - 0.8%
59,477	Rocket Companies, Inc., Class A				990,887

	TELECOMMUNICATIONS - 0.9%
24,054	Millicom International Cellular S.A.				1,133,184

	TOTAL COMMON STOCKS (Cost $22,062,951)				23,798,571

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value

	CORPORATE BONDS — 32.6%
	ASSET MANAGEMENT — 2.5%
1,150,000	Ares Capital Corporation		5.5000	09/01/30	1,159,012
750,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	747,558
500,000	Blackstone Secured Lending Fund		5.3000	06/30/30	500,778
697,000	FS KKR Capital Corporation		3.1250	10/12/28	644,311
116,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	116,171
					3,167,830
	AUTOMOTIVE — 4.0%
500,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	500,570
200,000	Ford Motor Credit Company, LLC		2.9000	02/16/28	191,308
500,000	Ford Motor Credit Company, LLC		2.9000	02/10/29	465,967
950,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	891,172

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.6% (Continued)
	AUTOMOTIVE — 4.0% (Continued)
678,000	General Motors Financial Company, Inc.(c)	H15T5Y + 4.997%	5.7000	Perpetual	$681,141
275,000	Nissan Motor Acceptance Company, LLC(b)		1.8500	09/16/26	266,599
250,000	Nissan Motor Acceptance Company, LLC(b)		5.3000	09/13/27	249,129
625,000	Nissan Motor Acceptance Company, LLC(b)		2.4500	09/15/28	574,125
350,000	Nissan Motor Acceptance Company, LLC(b)		5.5500	09/13/29	348,254
175,000	Nissan Motor Acceptance Corporation(b)		2.0000	03/09/26	172,937
700,000	Stellantis Finance US, Inc.(b)		5.3500	03/17/28	710,414
					5,051,616
	BANKING — 8.4%
1,165,000	Bank of America Corporation(c)	H15T5Y + 2.760%	4.3750	Perpetual	1,148,317
1,200,000	Bank of Nova Scotia (The)(c)	H15T5Y + 2.613%	3.6250	10/27/81	1,157,529
1,350,000	BNP Paribas S.A.(b),(c)	H15T5Y + 3.196%	4.6250	Perpetual	1,326,604
1,907,000	Citigroup, Inc. Series Y(c)	H15T5Y + 3.000%	4.1500	Perpetual	1,876,050
573,000	Citizens Financial Group, Inc.(c)	H15T5Y + 3.215%	4.0000	Perpetual	565,634
500,000	Credit Agricole S.A.(b)		3.2500	01/14/30	472,610
547,000	KeyCorporation(c)	US0003M + 3.606%	5.0000	Perpetual	543,344
845,000	M&T Bank Corporation(c)	H15T5Y + 2.679%	3.5000	Perpetual	816,733
400,000	National Bank of Canada		5.0000	07/24/30	401,010
803,000	PNC Financial Services Group, Inc. (The)(c)	H15T5Y + 2.595%	3.4000	Perpetual	780,759
400,000	Royal Bank of Canada		5.0000	12/30/30	401,220
1,127,000	US Bancorp(c)	SOFR + 2.914%	5.3000	Perpetual	1,128,677
					10,618,487
	BIOTECH & PHARMA — 0.4%
570,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	561,586

	COMMERCIAL SUPPORT SERVICES — 0.7%
875,000	Aramark Services, Inc.(b)		5.0000	02/01/28	874,805

	ELECTRIC UTILITIES — 2.0%
600,000	American Electric Power Company, Inc.(c)	H15T5Y + 2.675%	3.8750	02/15/62	584,303
293,000	CenterPoint Energy, Inc.(c)	H15T5Y + 3.254%	7.0000	02/15/55	307,817
168,000	CMS Energy Corporation 4.75%(c)	H15T5Y + 4.116%	4.7500	06/01/50	165,539

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.6% (Continued)
	ELECTRIC UTILITIES — 2.0% (Continued)
800,000	Duke Energy Corporation(c)	H15T5Y + 2.321%	3.2500	01/15/82	$771,970
750,000	Sempra(c)	H15T5Y + 2.868%	4.1250	04/01/52	733,314
					2,562,943
	ENTERTAINMENT CONTENT — 0.5%
650,000	Univision Communications, Inc.(b)		4.5000	05/01/29	611,238

	HEALTH CARE FACILITIES & SERVICES — 0.3%
350,000	Charles River Laboratories International, Inc.(b)		4.2500	05/01/28	345,192

	LEISURE FACILITIES & SERVICES — 4.9%
1,125,000	Boyd Gaming Corporation		4.7500	12/01/27	1,121,499
600,000	Caesars Entertainment, Inc.(b)		4.6250	10/15/29	564,812
175,000	International Game Technology plc(b)		6.2500	01/15/27	176,882
875,000	International Game Technology plc(b)		5.2500	01/15/29	873,068
1,080,000	Penn National Gaming, Inc.(b)		5.6250	01/15/27	1,079,521
1,050,000	Penn National Gaming, Inc.(b)		4.1250	07/01/29	978,751
700,000	Scientific Games International, Inc.(b)		7.2500	11/15/29	718,603
575,000	Station Casinos, LLC(b)		4.5000	02/15/28	565,497
					6,078,633
	OIL & GAS PRODUCERS — 1.4%
406,000	Enbridge, Inc.(c)	TSFR3M + 3.680%	5.5000	07/15/77	405,191
1,000,000	EQT Corporation		7.5000	06/01/27	1,017,135
270,000	Occidental Petroleum Corporation		7.0000	11/15/27	283,056
					1,705,382
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3000	01/15/29	509,868
850,000	SBA Communications Corporation		3.8750	02/15/27	841,094
175,000	VICI Properties LP / VICI Note Co Inc(b)		4.6250	12/01/29	173,518
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(b)		4.1250	08/15/30	483,410
					2,007,890
	SPECIALTY FINANCE — 5.3%
825,000	AIR Lease Corp Sukuk Ltd.(b)		5.8500	04/01/28	843,398
592,000	Air Lease Corporation(c)	H15T5Y + 4.076%	4.6500	Perpetual	586,335
950,000	Air Lease Corporation(c)	H15T5Y + 3.149%	4.1250	Perpetual	915,149

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.6% (Continued)
	SPECIALTY FINANCE — 5.3% (Continued)
1,199,000	Ally Financial, Inc. Series B(c)	H15T5Y + 3.868%	4.7000	Perpetual	$1,175,988
1,357,000	American Express Company(c)	H15T5Y + 2.854%	3.5500	Perpetual	1,333,476
250,000	Aviation Capital Group, LLC(b)		5.1250	04/10/30	253,786
705,000	Capital One Financial Corporation(c)	H15T5Y + 3.157%	3.9500	Perpetual	694,280
150,000	OneMain Finance Corporation		3.8750	09/15/28	144,824
700,000	Synchrony Financial		5.1500	03/19/29	710,648
					6,657,884
	TRANSPORTATION & LOGISTICS — 0.6%
175,000	Air Canada(b)		3.8750	08/15/26	173,772
600,000	United Airlines, Inc.(b)		4.6250	04/15/29	594,626
					768,398

	TOTAL CORPORATE BONDS (Cost $40,881,058)				41,011,884

	PREFERRED STOCK — 3.7%
	ASSET MANAGEMENT — 0.5%
625,000	Charles Schwab Corporation (The)(c)	H15T5Y + 3.168%	4.0000	Perpetual	620,068

	BANKING — 1.6%
1,054,000	First Citizens BancShares, Inc.(b),(c)	TSFR3M + 4.234%	8.2710	Perpetual	1,081,867
920,000	Wells Fargo & Company(c)	H15T5Y + 3.453%	3.9000	Perpetual	914,530
					1,996,397
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
550,000	Bank of New York Mellon Corporation (The) Series H(c)	H15T5Y + 3.352%	3.7000	Perpetual	547,672
700,000	Goldman Sachs Group, Inc. (The)(c)	H15T5Y + 2.915%	3.6500	Perpetual	688,535
					1,236,207
	OIL & GAS PRODUCERS — 0.6%
725,000	Energy Transfer, L.P.(c)	H15T5Y + 5.694%	6.5000	11/15/69	729,069

	TOTAL PREFERRED STOCK (Cost $4,580,537)				4,581,741

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.7%
	U.S. TREASURY BILLS — 30.7%
39,000,000	United States Treasury Bill(d)	3.7400	03/05/26	$38,506,556

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $38,500,318)			38,506,556

	TOTAL INVESTMENTS - 86.0% (Cost $106,024,864)			$107,898,752
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.0%			17,572,452
	NET ASSETS - 100.0%			$125,471,204

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
365	CME E-Mini Standard & Poor’s 500 Index Future	Interactive Brokers	12/22/2025	$125,450,500	$3,479,112

CME	- Chicago Mercantile Exchange

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR	- United States Secured SOFR Overnight Financing Index

TSFRM	- Term SOFR Secured Overnight Financing Rate 3 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the total market value of 144A securities is $14,513,418 or 11.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(d)	Zero coupon bond.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Anfield Enhanced Market ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2025

ASSETS
Investment securities:
At cost	$106,024,864
At fair value	$107,898,752
Cash	1,599,062
Due from broker	478,386
Dividends and interest receivable	480,677
Deposits for futures contracts	10,986,042
Net unrealized appreciation on futures contracts	3,479,113
Capital Shares Receivable	998,695
Prepaid expenses and other assets	2,596
TOTAL ASSETS	125,923,323

LIABILITIES
Payable for securities purchased	336,349
Investment advisory fees payable	78,161
Payable to related parties	9,004
Accrued expenses and other liabilities	28,605
TOTAL LIABILITIES	452,119
NET ASSETS	$125,471,204

Composition of Net Assets:
Paid in capital	$115,108,293
Accumulated earnings	10,362,911
NET ASSETS	$125,471,204

Net Asset Value Per Share:
Net Assets	$125,471,204
Shares of beneficial interest outstanding (a)	11,310,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.09

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2025*

INVESTMENT INCOME
Interest	$828,104
Dividends (net of $7,216 in foreign dividend tax withheld)	108,990
TOTAL INVESTMENT INCOME	937,094

EXPENSES
Investment advisory fees	243,256
Legal fees	29,973
Printing and postage expenses	14,164
Administration fees	12,958
Audit fees	8,113
Custodian fees	5,114
Compliance officer fees	4,879
Trustees fees and expenses	4,827
Transfer agent fees	3,690
Insurance expense	570
Other expenses	2,030
TOTAL EXPENSES	329,574

NET INVESTMENT INCOME	607,520

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	743,596
Net realized gain from futures contracts	3,660,875
Net change in unrealized appreciation on investments	1,873,888
Net change in unrealized appreciation on futures contracts	3,477,032
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	9,755,391

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,362,911

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2025 *
(Unaudited)
FROM OPERATIONS
Net investment income	$607,520
Net realized gain from investments	743,596
Net realized gain from futures contracts	3,660,875
Net change in unrealized appreciation on investments	1,873,888
Net change in unrealized appreciation on futures contracts	3,477,032
Net increase in net assets resulting from operations	10,362,911

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	116,128,160
Payments for shares redeemed	(1,219,867)
Net increase in net assets from shares of beneficial interest	114,908,293

TOTAL INCREASE IN NET ASSETS	125,271,204

NET ASSETS
Beginning of the period	200,000
End of the period	$125,471,204

SHARE ACTIVITY
Shares sold	11,400,000
Shares redeemed	(110,000)
Net increase in shares of beneficial interest outstanding	11,290,000

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	October 31, 2025 *
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.07
Net realized and unrealized gain on investments	1.02
Total from investment operations	1.09
Net asset value, end of period	$11.09
Market price, end of period	$11.13
Total return (b)	10.90	% (d)
Market price total return	11.30	% (d)
Net assets, at end of period (000)s	$125,471
Ratio of net expenses to average net assets	1.07	% (e)
Ratio of net investment income to average net assets	1.98	% (e)
Portfolio Turnover Rate (c)	224	% (d)

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2025

(1)	ORGANIZATION

The Anfield Enhanced Market ETF (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 30, 2025. The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to meet or exceed the return of the S&P 500 Total Return Index over full market cycles. There is no guarantee that the Fund will achieve its investment objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange-traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of exchange-traded funds (including closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or any ETF purchased by the Fund will not change.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

Exchange-Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange-Traded Notes – The Fund may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of the S&P 500 Index (or other U.S. Large Cap equity market indices). Initial margin deposits required upon entering into futures contracts are satisfied by posting collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$23,798,571	$—	$—	$23,798,571
Corporate Bonds	$—	$41,011,884	$—	$41,011,884
Preferred Stock	$—	$4,581,741	$—	$4,581,741

U.S Government & Agencies	$—	$38,506,556	$—	$38,506,556
Futures Contracts**	$3,479,113	$—	$—	$3,479,113
Total	$27,277,684	$84,100,181	$—	$111,377,865

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

**	Represents the net unrealized appreciation of futures contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of October 31, 2025, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of October 31, 2025:

Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Unrealized appreciation on futures contracts	$ 3,479,113

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of October 31, 2025:

Derivative Investment Type	Location of Gain on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s realized gain and unrealized appreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended October 31, 2025:

Realized gain on derivatives recognized in the Statement of Operations
		Total for the Period Ended
Derivative Investment Type	Equity Risk	October 31, 2025
Futures Contracts	$3,660,875	$3,660,875

Net change in unrealized appreciation on derivatives recognized in the
Statement of Operations
		Total for the Period Ended
Derivative Investment Type	Equity Risk	October 31, 2025
Futures Contracts	$3,477,032	$3,477,032

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s April 30, 2026, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $158,405,313 and $90,623,104, respectively. The cost of purchases and the proceeds from the sale of U.S. Government securities for the period ended October 31, 2025, amounted to $78,586,067 and $40,495,050, respectively. For the period ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anfield Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the period ended October 31, 2025, the Fund incurred advisory fees of $243,256.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 30, 2026, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,024,864 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$2,612,163
Gross unrealized depreciation:	(738,275)
Net unrealized appreciation:	$1,873,888

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: absence of an active market risk, authorized participant concentration risk, calculation methodology risk, cash redemption risk, cash transactions risk, collateralized loan obligations risk, counterparty risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, failure to qualify as a regulated investment company risk, financials sector risk, fixed income securities risk, fluctuation of net asset value risk, gap risk, hedging transactions risk, index

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

risk, interest rate risk, investment companies risk, leveraging risk, management risk, market capitalization risk, market events risk, market risk, market events risk, new fund risk, operational risk, options risk, portfolio turnover risk, sector risk, trading issues risk, underlying fund risk, U.S. government securities risk, volatility risk and yield curve risk.

Derivatives Risk – The derivative instruments in which the Fund may invest may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk – The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Options Risk – The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Counterparty Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Absence of an Active Market Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

Investment Companies Risks – When the Fund invests in other investment companies, (including open-end mutual funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of the unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

Financials Sector Risk – The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Specifically, the financial sector may be significantly affected by changes in the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. The extent to which the Fund may invest in a company that engages in securities related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of the Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Anfield Enhanced Market ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on June 10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Adviser”) and the Trust, on behalf of the Anfield Enhanced Market ETF (the “New Anfield ETF” or the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Anfield; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fees and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Anfield. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser to other funds and ETFs in the Trust advised by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to the

Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the New Anfield ETF, including: the Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the New Anfield ETF and their background and experience, including investment management and other senior personnel; a summary of the financial condition of the Adviser; information regarding risk management processes, liquidity management, and derivative risk management processes and procedures; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that

Anfield Enhanced Market ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the estimated fees and expenses of the Fund as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the New Anfield ETF’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which involved evaluating the regulatory compliance systems of Anfield. The Board noted the analysis by the Trust’s CCO that Anfield’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

The Board also considered the significant risks assumed by Anfield in connection with the services to be provided to the New Anfield ETF, including entrepreneurial risk and ongoing risks, such as investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the New Anfield ETF.

In considering the nature, extent, and quality of the services provided by Anfield, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Anfield’s management and the quality of the performance of its duties. The Board noted the continued retention of an outside CCO and taking into account the representations of the Trust’s CCO, found that Anfield continued to operate an effective compliance program and had no significant compliance matters reported over the past year. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment and trading methodologies, and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the New Anfield ETF and that the nature, overall quality, and extent of the services to be provided by the Adviser with respect to the New Anfield ETF were anticipated to be satisfactory and reliable.

Performance. The Board noted that Anfield does not currently manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board also noted that it regularly reviews the performance of other funds and ETFs managed by Anfield. The Board noted that it was familiar with the capabilities of Anfield and expected Anfield to obtain an acceptable level of investment returns for shareholders of the New Anfield ETF.

Fees and Expenses. Regarding the costs of the services to be provided by Anfield, the Board considered, among other expense data, a comparison prepared by Broadridge of the New Anfield ETF’s proposed advisory fee and estimated net total expenses compared to the advisory fee and net total expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the New Anfield ETF relative to the strategies of the funds in its Peer Group, as well as the level, quality and nature of the services to be provided by Anfield with respect to the New Anfield ETF. The Board also took into account Anfield’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that the New Anfield ETF’s proposed contractual advisory fee was above the median of its Peer Group but was below the median of its Morningstar category and that the New Anfield ETF’s proposed net total expenses were above the median of its Peer Group and Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.50% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation).

Anfield Enhanced Market ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

Based on the factors above, the Board concluded that the proposed advisory fee with respect to the New Anfield ETF was not unreasonable.

Profitability. The Board considered the estimated profitability of Anfield and whether these potential profits were reasonable in light of the services to be provided to the New Anfield ETF. The Board also considered and reviewed an estimated profitability analysis prepared by Anfield. The Board concluded that, especially in light of the estimated costs of launching and managing the New Anfield ETF during its first year of operations, the estimated profitability, if any, of the Anfield from its respective relationship with the New Anfield ETF was not excessive.

Economies of Scale. The Board considered whether Anfield would realize economies of scale with respect to the advisory services provided to the New Anfield ETF and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints with respect to the New Anfield ETF. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analysis provided by the Adviser and also noted that expenses of managing the New Anfield ETF as a percentage of assets under management were expected to decrease as the Fund’s assets grew. The Board concluded that at the projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future with respect to the New Anfield ETF.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Anfield from its relationship with the New Anfield ETF. The Board considered that Anfield did not believe it would receive any other direct, indirect, or ancillary material “fall-out” benefits from its relationship with the New Anfield ETF other than certain reputational benefits that may result from this relationship. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to the New Anfield ETF for an initial two-year term was in the best interests of the New Anfield ETF and its prospective shareholders.

In considering the approval of the Advisory Agreement with respect to the New Anfield ETF, the Board considered a variety of factors, including those discussed above. It also considered other factors including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/31/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/31/2025

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 12/31/2025